Investments - Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
One year or less	$ 10.5
After one year through five years	18.3
After five years	4.5
Amortized Cost	55.6	$ 55.9
Fair Value
One year or less	10.5
After one year through five years	18.1
After five years	4.4
Fair Value	54.9	56.0
Residential mortgage-backed securities
Amortized Cost
Securities	10.8
Amortized Cost	10.8	12.9
Fair Value
Securities	10.6
Fair Value	10.6	12.9
Commercial mortgage-backed securities
Amortized Cost
Securities	4.8
Amortized Cost	4.8	5.4
Fair Value
Securities	4.7
Fair Value	4.7	5.5
Asset backed securities
Amortized Cost
Securities	6.7
Amortized Cost	6.7	4.2
Fair Value
Securities	6.6
Fair Value	$ 6.6	$ 4.2